Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingent Liabilities (Textual)
Non-cancelable outstanding obligations	$ 1,350		$ 1,350		$ 350
Maximum penalties payable on early release of agreement	44		44		39
Royalties expenses	8		$ 13
Lease expiration, term			These leases expire between 2019 and 2023.		These leases expire between 2019 and 2023.
Other long-term assets	737		$ 737		$ 801
Lease expense	180	$ 187	$ 560	$ 561	$ 695	$ 682	$ 650
Initial public offering [Member]
Commitments and Contingent Liabilities (Textual)
Description of conversion ratio			Ordinary shares in a conversion ratio of 1 to 1.		Ordinary shares in a conversion ratio of 1 to 1.
IIA [Member]
Commitments and Contingent Liabilities (Textual)
Royalty bearing grants			$ 1,570		$ 1,570
Royalties paid			50		50
Contingent liability	$ 1,500		$ 1,500		$ 1,500
Percentage of grant received			100.00%		100.00%
IIA [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Textual)
Percentage of obligation to pay royalties			3.00%		3.00%
IIA [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Percentage of obligation to pay royalties			3.50%		3.50%
IIA [Member] | Series A Preferred Stock [Member]
Commitments and Contingent Liabilities (Textual)
Amount received in consideration of preferred shares			$ 400		$ 400
Convertible preferred shares	209		209
BIRD [Member]
Commitments and Contingent Liabilities (Textual)
Total fund received			$ 500		$ 500
Percentage of obligation to pay royalties			5.00%		5.00%
BIRD [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Textual)
Percentage of obligation to pay royalties			150.00%		150.00%
RRL [Member]
Commitments and Contingent Liabilities (Textual)
Lease expiration, term			RRL and RRG lease cars for their employees under cancelable operating lease agreements expiring at various dates in between 2019 and 2022.		RRL lease cars for its employees under cancelable operating lease agreements expiring at various dates in 2019-2021.
Kreos Capital V [Member]
Commitments and Contingent Liabilities (Textual)
Line of credit	$ 20,000		$ 20,000